9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Due to related parties		$ 603,869	$ 608,679
Jason Weber
Services		Consulting fee and share-based payment
Due to related parties		$ 0	0
Rob Duncan
Services		Consulting fee and share-based payment
Due to related parties		$ 0	0
Pacific Opportunity Capital Ltd. (a)
Services		Accounting, financing and shareholder communication services
Due to related parties	[1]	$ 524,341	606,564
Mark Brown
Services		Expenses reimbursement and share-based payment
Due to related parties		$ 0	0
Marc G. Blythe
Services		Expenses reimbursement and share-based payment
Due to related parties		$ 0	2,115
Banyan Gold Corp
Services		Exploration services
Due to related parties	[2]	$ 79,528	$ 0

[1]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.
[2]	Marc G. Blythe, the director of Banyan Gold Corp., is a director of the Company.